Personnel Figures (Tables)	12 Months Ended
Dec. 31, 2019
PERSONNEL FIGURES
Summary of Number of Employees

37.  PERSONNEL FIGURES.

The Company’s personnel as of December 31, 2019 and 2018, is distributed as follows:

	December 31, 2019
Country	Managers and key executives	Professional and Technicians	Staff and others	Total
Chile	54	1,932	139	2,125
Argentina	—	6	17	23
Total	54	1,938	156	2,148
Average	56	1929	157	2142

	December 31, 2018
Country	Managersand key executives	Professionals and Technicians	Staff and others	Total
Chile	57	1,824	155	2,036
Argentina	—	7	19	26
Total	57	1,831	174	2,062
Average	53	1,874	169	2,096